Subsequent events (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 07, 2025	Feb. 11, 2025	Jan. 07, 2025	Dec. 19, 2022	Dec. 31, 2023	Mar. 26, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Proceeds from issuance of long-term debt from related party							$ 0	$ 1,020	$ 1,000
Common stock, par value per share (in USD per share)					$ 1.00		$ 1.00	$ 1.00
Proceeds from issuance of common stock							$ 0	$ 62,193	$ (513)
Private placement
Subsequent Event [Line Items]
Common shares issued (in shares)					3,117,143
Offering price (in USD per share)					$ 5.64			$ 5.64
Drew Holdings Limited - Revolving credit facility | Line of credit | Related party
Subsequent Event [Line Items]
Proceeds from issuance of long-term debt from related party				$ 1,000				$ 1,000
Subsequent event
Subsequent Event [Line Items]
Cash dividend declared (in USD per share)	$ 0.005	$ 0.005	$ 0.005
Subsequent event | Private placement
Subsequent Event [Line Items]
Common shares issued (in shares)						2,650,000
Common stock, par value per share (in USD per share)						$ 1.00
Offering price (in USD per share)						$ 5.73
Proceeds from issuance of common stock						$ 15,000
Subsequent event | Drew Holdings Limited - Revolving credit facility | Line of credit | Related party
Subsequent Event [Line Items]
Proceeds from issuance of long-term debt from related party						$ 6,000